Trade and Other Receivables - Schedule of Aging of Trade Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 1,165	$ 1,113
Current-30 days [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	1,024	976
Past due 31-60 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	36	32
Past due 61-90 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	31	34
Past due 91-180 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	32	33
Past due >180 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 42	$ 38